Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 933,020	$ 1,120,966
Delinquent loans and foreclosed assets	32,179	7,442
Net charge-offs	214	408
Government insured or guaranteed [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	864,800	1,000,000
Securitizations and Variable Interest Entities Textual [Abstract]
Delinquent loans	28,500	5,200
Foreclosed assets	152	251
Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	114,134	112,507
Delinquent loans and foreclosed assets	2,217	776
Net charge-offs	136	179
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	394	492
Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	818,886	1,008,459
Delinquent loans and foreclosed assets	29,962	6,666
Net charge-offs	78	229
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 204	$ 356